Segment Information (Reconciliation of Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 4,629,631	$ 4,685,930
Las Vegas Locals
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,770,803	1,792,119
Downtown Las Vegas
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	171,378	170,574
Midwest and South
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,467,103	2,496,957
Total Reportable Segment Adjusted EBITDA
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	4,409,284	4,459,650
Corporate Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 220,347	$ 226,280